Derivative Financial Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Item	Jan. 02, 2016 USD ($) Item	Jan. 03, 2015 USD ($)	Dec. 28, 2013 USD ($)
Derivative Gain/Loss
Amount in AOCI related to hedge	$ (301,202,000)	$ (427,227,000)	$ (467,038,000)	$ (427,351,000)
Natural Gas [Member]
Derivative Gain/Loss
Percentage of fuel requirements hedged	40.00%
Hedge instrument period span	12 months
Number of contracts outstanding | Item	0	0
Natural Gas [Member] | AOCI - Cash Flow Hedge [Member]
Derivative Gain/Loss
Amount in AOCI related to hedge	$ 0	$ 0
Diesel Fuel [Member]
Derivative Gain/Loss
Percentage of fuel requirements hedged	60.00%
Hedge instrument period span	12 months
Number of contracts outstanding | Item	0	0
Diesel Fuel [Member] | AOCI - Cash Flow Hedge [Member]
Derivative Gain/Loss
Amount in AOCI related to hedge	$ 0	$ 0